Investment Accounted for Using the Equity Method and Put Right Liabilities - Summary of Estimate the Fair Value of the Put Right Using the Following Assumptions (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Investment Accounted For Using The Equity Method And Put Right Liabilities [Abstract]
Expected terms (Year)	4 years	4 years
Estimated volatility	55.20%	55.90%
Spot price	$ 143,401	$ 143,804
Probability of triggering event for redemption option	65.00%	65.00%